Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Member]
Discontinued operations
Revenue	$ 2,269,330	$ 7,434,023	$ 10,848,938
Percentage of total revenue	100.00%	100.00%	100.00%
Continuing Operations [Member]
Discontinued operations
Revenue	$ 18,834,099	$ 50,869,812	$ 50,837,232
Percentage of total revenue	100.00%	100.00%	100.00%
Singapore [Member] | Discontinued Operations [Member]
Discontinued operations
Revenue	$ 2,269,330	$ 7,434,023	$ 10,848,938
Percentage of total revenue	100.00%	100.00%	100.00%
Singapore [Member] | Continuing Operations [Member]
Discontinued operations
Revenue	$ 13,177,337	$ 13,382,108	$ 14,405,196
Percentage of total revenue	70.00%	26.00%	28.00%
Indonesia [Member] | Continuing Operations [Member]
Discontinued operations
Revenue	$ 5,656,762	$ 37,487,704	$ 36,432,036
Percentage of total revenue	30.00%	74.00%	72.00%